Document And Entity Information	Dec. 03, 2019
Document Information Line Items
Entity Registrant Name	ENERGY RESOURCES 12, L.P.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001696088
Document Period End Date	Dec. 03, 2019
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	DE
Entity File Number	000-55916
Entity Tax Identification Number	81-4805237
Entity Address, Address Line One	120 W 3rd Street, Suite 220
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	882-9192
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false